New Standards and Interpretations	12 Months Ended
Dec. 31, 2024
New Standards and Interpretations Not Yet Adopted [Abstract]
New Standards and Interpretations	New Standards and Interpretations
The Group has applied Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current for the first time for its reporting period ended December 31, 2024. This amendment did not have any impact on the amounts recognized in prior and current periods.
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 Presentation of Financial Statements, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
In May 2024, Amendments to IFRS 9 and IFRS 7, Targeted Improvements to Financial Instruments Standards, was issued to clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI). The standard is effective for annual reporting periods beginning on or after January 1, 2026, including interim financial statements, and requires prospective application. The Group is currently assessing the impact of the new standard.
In July 2024, the International Accounting Standards Board published the IFRS Interpretations Committee ("Committee")'s agenda decision clarifying certain requirements for disclosure of revenue and expenses for reporting segments under IFRS 8, Operating Segments. Committee agenda decisions do not have an effective date as entities are afforded a sufficient amount of time to implement them. The Group is currently assessing the impact of the Committee agenda decision and plans to apply the new requirements in its annual financial statements for the year ending December 31, 2025.
Certain other new accounting standards, interpretations, and amendments to existing standards have been published that are effective for annual periods commencing on or after January 1, 2025 and have not been early adopted by the Group in preparing the Consolidated Financial Statements. These standards, amendments or interpretations are not expected to have a material impact on the Group in the prior, current, or future periods.

New Standards and Interpretations	New Standards and Interpretations
The Group has applied Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current for the first time for its reporting period ended December 31, 2024. This amendment did not have any impact on the amounts recognized in prior and current periods.
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 Presentation of Financial Statements, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
In May 2024, Amendments to IFRS 9 and IFRS 7, Targeted Improvements to Financial Instruments Standards, was issued to clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI). The standard is effective for annual reporting periods beginning on or after January 1, 2026, including interim financial statements, and requires prospective application. The Group is currently assessing the impact of the new standard.
In July 2024, the International Accounting Standards Board published the IFRS Interpretations Committee ("Committee")'s agenda decision clarifying certain requirements for disclosure of revenue and expenses for reporting segments under IFRS 8, Operating Segments. Committee agenda decisions do not have an effective date as entities are afforded a sufficient amount of time to implement them. The Group is currently assessing the impact of the Committee agenda decision and plans to apply the new requirements in its annual financial statements for the year ending December 31, 2025.
Certain other new accounting standards, interpretations, and amendments to existing standards have been published that are effective for annual periods commencing on or after January 1, 2025 and have not been early adopted by the Group in preparing the Consolidated Financial Statements. These standards, amendments or interpretations are not expected to have a material impact on the Group in the prior, current, or future periods.